UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-Q relates solely to the Registrant’s PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	01/31/2019

Date of reporting period:	04/30/2018

Item 1. Schedule of Investments

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 68.7%
Asset-Backed Securities 17.9%
Automobiles 3.7%
Ally Master Owner Trust, Series 2017-3, Class A1, 1 Month LIBOR + 0.430%	2.327%(c)	06/15/22	6,600	$ 6,611,352
Bank of The West Auto Trust,
Series 2017-1, Class A2, 144A	1.780	02/15/21	1,200	1,193,300
Series 2017-1, Class A3, 144A	2.110	01/15/23	1,000	982,870
CarMax Auto Owner Trust,
Series 2016-3, Class A2	1.170	08/15/19	409	408,951
Series 2017-4, Class A3	2.110	10/17/22	2,300	2,263,800
Series 2018-1, Class A3	2.480	11/15/22	2,900	2,869,197
Series 2018-2, Class A3	2.980	01/17/23	4,800	4,801,046

Ford Credit Auto Lease Trust, Series 2018-A, Class A2A	2.710	12/15/20	8,600	8,595,017
Ford Credit Auto Owner Trust,
Series 2014-2, Class A, 144A	2.310	04/15/26	2,800	2,779,341
Series 2016-1, Class A, 144A	2.310	08/15/27	3,250	3,183,606

Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A2, 1 Month LIBOR + 0.350%	2.247(c)	09/15/22	7,500	7,515,817
GM Financial Automobile Leasing Trust,
Series 2016-3, Class A2B, 1 Month LIBOR + 0.360%	2.257(c)	02/20/19	549	549,331
Series 2017-2, Class A2B, 1 Month LIBOR + 0.300%	2.197(c)	01/21/20	2,373	2,375,300
Series 2017-3, Class A2B, 1 Month LIBOR + 0.240%	2.137(c)	01/21/20	2,961	2,961,878

GMF Floorplan Owner Revolving Trust, Series 2017-2, Class A2, 144A, 1 Month LIBOR + 0.430%	2.327(c)	07/15/22	9,000	9,016,955
Hyundai Auto Lease Securitization Trust, Series 2017-A, Class A2B, 144A, 1 Month LIBOR + 0.300%	2.197(c)	07/15/19	1,780	1,780,490
Nissan Auto Lease Trust,
Series 2016-B, Class A2B, 1 Month LIBOR + 0.280%	2.177(c)	12/17/18	273	273,055
Series 2017-A, Class A2B, 1 Month LIBOR + 0.200%	2.097(c)	09/16/19	7,215	7,216,502
Series 2017-B, Class A2B, 1 Month LIBOR + 0.210%	2.107(c)	12/16/19	5,901	5,903,735

Nissan Master Owner Trust Receivables, Series 2017-B, Class A, 1 Month LIBOR + 0.430%	2.327(c)	04/18/22	20,000	20,071,488
Santander Retail Auto Lease Trust,
Series 2017-A, Class A2A, 144A	2.020	03/20/20	4,700	4,676,010
Series 2018-A, Class A2A, 144A	2.710	10/20/20	9,900	9,887,794
World Omni Automobile Lease Securitization Trust,
Series 2016-A, Class A2B, 1 Month LIBOR + 0.410%	2.307(c)	02/15/19	1,199	1,199,648
Series 2018-A, Class A2	2.590	11/16/20	8,400	8,383,610
				115,500,093

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Credit Cards 6.7%
American Express Credit Account Master Trust,
Series 2013-1, Class A, 1 Month LIBOR + 0.420%	2.317%(c)	02/16/21	38,600	$ 38,630,772
Series 2014-1, Class A, 1 Month LIBOR + 0.370%	2.267(c)	12/15/21	10,000	10,028,002
BA Credit Card Trust,
Series 2014-A1, Class A, 1 Month LIBOR + 0.380%	2.277(c)	06/15/21	15,129	15,160,412
Series 2016-A1, Class A, 1 Month LIBOR + 0.390%	2.287(c)	10/15/21	14,400	14,440,048
Chase Issuance Trust,
Series 2013-A6, Class A6, 1 Month LIBOR + 0.420%	2.317(c)	07/15/20	28,000	28,019,603
Series 2017-A1, Class A, 1 Month LIBOR + 0.300%	2.197(c)	01/18/22	13,400	13,427,703
Citibank Credit Card Issuance Trust,
Series 2013-A2, Class A2, 1 Month LIBOR + 0.280%	2.177(c)	05/26/20	20,500	20,504,100
Series 2013-A4, Class A4, 1 Month LIBOR + 0.420%	2.317(c)	07/24/20	10,000	10,009,232
Discover Card Execution Note Trust,
Series 2014-A1, Class A1, 1 Month LIBOR + 0.430%	2.327(c)	07/15/21	27,100	27,166,731
Series 2014-A4, Class A4	2.120	12/15/21	17,400	17,297,604
Series 2016-A2, Class A2, 1 Month LIBOR + 0.540%	2.437(c)	09/15/21	1,700	1,706,415

MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 1 Month LIBOR + 0.260%	2.157(c)	08/16/21	9,000	9,002,448
				205,393,070
Home Equity Loans 5.4%
ABFC Trust,
Series 2003-AHL1, Class A1	4.184	03/25/33	332	331,285
Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.680%	2.577(c)	04/25/33	769	756,694
Series 2004-HE1, Class M1, 1 Month LIBOR + 0.900%	2.797(c)	03/25/34	782	780,943
Series 2004-OPT5, Class A4, 1 Month LIBOR + 1.250%	3.147(c)	06/25/34	5,439	5,468,219

Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 Month LIBOR + 0.700%	2.597(c)	01/25/35	1,306	1,320,129
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M2, 1 Month LIBOR + 2.550%	4.447(c)	11/25/33	57	57,491
Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	2.947(c)	12/25/33	1,816	1,797,809
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.677(c)	04/25/34	3,552	3,510,703
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	3.247(c)	02/25/33	5,577	5,511,825
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	2.637(c)	12/25/33	278	273,608
Series 2003-12, Class M1, 1 Month LIBOR + 1.125%	3.022(c)	01/25/34	296	295,769
Series 2003-8, Class M1, 1 Month LIBOR + 1.050%	2.947(c)	10/25/33	1,988	1,952,475
Series 2003-9, Class AV2, 1 Month LIBOR + 0.680%	2.577(c)	09/25/33	202	201,234

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W2, Class M4, 1 Month LIBOR + 5.625%	4.181%(c)	09/25/33	1,000	$ 944,889
Series 2003-W3, Class M2, 1 Month LIBOR + 2.700%	4.468(c)	09/25/33	10,123	10,150,957
Series 2003-W4, Class M1, 1 Month LIBOR + 1.200%	3.097(c)	10/25/33	2,669	2,627,757
Series 2003-W5, Class M1, 1 Month LIBOR + 1.050%	2.947(c)	10/25/33	26	26,302
Series 2004-W5, Class M1, 1 Month LIBOR + 0.900%	2.797(c)	04/25/34	176	175,360
Series 2004-W6, Class AV2, 1 Month LIBOR + 0.900%	2.797(c)	05/25/34	381	379,394
Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.722(c)	05/25/34	375	374,092
Series 2004-W7, Class M1, 1 Month LIBOR + 0.825%	2.722(c)	05/25/34	13,150	13,167,682
Series 2004-W8, Class A2, 1 Month LIBOR + 0.960%	2.857(c)	05/25/34	70	70,696
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE6, Class A2, 1 Month LIBOR + 0.680%	2.577(c)	11/25/33	193	186,944
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.707(c)	06/25/34	269	268,401
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-HE10, Class M1, 1 Month LIBOR + 0.975%	2.872(c)	12/25/34	1,216	1,219,884
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.900%	2.797(c)	08/25/34	4,593	4,590,430
Bear Stearns Asset-Backed Securities Trust,
Series 2003-3, Class M1, 1 Month LIBOR + 1.230%	3.127(c)	06/25/43	622	613,082
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.797(c)	03/25/34	3,717	3,723,195
CDC Mortgage Capital Trust,
Series 2003-HE3, Class M1, 1 Month LIBOR + 1.050%	2.947(c)	11/25/33	2,375	2,348,512
Series 2003-HE4, Class M1, 1 Month LIBOR + 0.975%	2.872(c)	03/25/34	844	830,671

Conseco Finance Corp., Series 2001-C, Class M1, 1 Month LIBOR + 0.700%	2.597(c)	08/15/33	59	58,852
Equifirst Mortgage Loan Trust, Series 2003-1, Class M2, 1 Month LIBOR + 2.850%	4.747(c)	12/25/32	79	79,865
Home Equity Asset Trust,
Series 2002-3, Class M1, 1 Month LIBOR + 1.350%	3.247(c)	02/25/33	636	632,209
Series 2002-4, Class M1, 1 Month LIBOR + 1.500%	3.397(c)	03/25/33	481	478,690
Series 2003-2, Class M1, 1 Month LIBOR + 1.320%	3.217(c)	08/25/33	1,126	1,131,458
Series 2003-3, Class M1, 1 Month LIBOR + 1.290%	3.187(c)	08/25/33	1,136	1,140,911
Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	3.097(c)	10/25/33	5,871	5,807,403
Series 2003-8, Class M1, 1 Month LIBOR + 1.080%	2.977(c)	04/25/34	447	451,215
MASTR Asset-Backed Securities Trust,
Series 2004-OPT2, Class A1, 1 Month LIBOR + 0.700%	2.597(c)	09/25/34	806	801,721
Series 2004-OPT2, Class A2, 1 Month LIBOR + 0.700%	2.597(c)	09/25/34	170	167,823
Series 2004-WMC3, Class M1, 1 Month LIBOR + 0.825%	2.722(c)	10/25/34	1,838	1,844,631
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE2, Class A1A, 1 Month LIBOR + 0.800%	2.697(c)	08/25/35	51	48,148
Series 2004-HE2, Class M1, 1 Month LIBOR + 1.200%	3.097(c)	08/25/35	556	559,310

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC6, Class M1, 1 Month LIBOR + 1.500%	3.397%(c)	11/25/32	355	$ 352,783
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.200%	3.097(c)	05/25/33	1,385	1,373,234
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	2.917(c)	10/25/33	251	248,479
Series 2003-NC5, Class M1, 1 Month LIBOR + 1.275%	3.172(c)	04/25/33	2,479	2,478,614
Series 2003-NC5, Class M3, 1 Month LIBOR + 3.450%	5.347(c)	04/25/33	88	84,934
Series 2003-NC8, Class M1, 1 Month LIBOR + 1.050%	2.947(c)	09/25/33	1,292	1,281,764
Series 2003-NC8, Class M2, 1 Month LIBOR + 2.625%	4.522(c)	09/25/33	73	71,483
Series 2004-HE1, Class A4, 1 Month LIBOR + 0.740%	2.637(c)	01/25/34	1,253	1,243,987
Series 2004-HE5, Class M1, 1 Month LIBOR + 0.945%	2.842(c)	06/25/34	830	830,653
Series 2004-HE7, Class M1, 1 Month LIBOR + 0.900%	2.797(c)	08/25/34	3,607	3,621,502
Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%	2.857(c)	09/25/34	19,017	19,210,764

Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1, 1 Month LIBOR + 1.350%	3.247(c)	03/25/33	527	526,033
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%	3.307(c)	10/25/32	481	479,878
Series 2002-NC5, Class M2, 1 Month LIBOR + 2.400%	4.297(c)	10/25/32	51	47,780
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	3.022(c)	10/25/33	3,599	3,523,988
Series 2003-6, Class M1, 1 Month LIBOR + 1.080%	2.977(c)	01/25/34	5,819	5,826,784
Series 2004-1, Class M1, 1 Month LIBOR + 0.885%	2.782(c)	05/25/34	4,308	4,279,071
Series 2004-3, Class M1, 1 Month LIBOR + 0.930%	2.827(c)	11/25/34	12,150	12,237,930
Series 2004-4, Class M1, 1 Month LIBOR + 0.765%	2.662(c)	02/25/35	11,786	11,710,202

Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.797(c)	01/25/34	1,420	1,410,273
Renaissance Home Equity Loan Trust, Series 2003-1, Class A, 1 Month LIBOR + 0.860%	2.757(c)	06/25/33	289	278,809
Residential Asset Securities Corp. Trust,
Series 2004-KS1, Class AI5	5.370(cc)	02/25/34	2,573	2,621,846
Series 2004-KS5, Class AI5	4.904(cc)	06/25/34	8,316	8,440,443
Saxon Asset Securities Trust,
Series 2001-2, Class M1, 1 Month LIBOR + 0.795%	2.692(c)	03/25/31	396	284,090
Series 2001-3, Class M1, 1 Month LIBOR + 1.170%	3.067(c)	07/25/31	38	37,658
Series 2003-3, Class M2, 1 Month LIBOR + 2.400%	4.297(c)	12/25/33	73	68,027

Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.677(c)	02/25/34	3,405	3,430,580
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 1 Month LIBOR + 0.765%	2.662(c)	02/25/35	1,736	1,720,041
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class A21B, 1 Month LIBOR + 0.840%	2.737(c)	10/25/34	1	1,375
				164,881,673

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 2.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R5, Class M1, 1 Month LIBOR + 0.870%	2.767%(c)	07/25/34	682	$ 685,179
Series 2005-R11, Class A2D, 1 Month LIBOR + 0.330%	2.227(c)	01/25/36	41	41,096
Series 2005-R9, Class AF5	5.818(cc)	11/25/35	1,378	1,395,552

Amortizing Residential Collateral Trust, Series 2002-BC5, Class M2, 1 Month LIBOR + 1.800%	3.697(c)	07/25/32	80	79,025
Chase Funding Trust,
Series 2002-2, Class 2A1, 1 Month LIBOR + 0.500%	2.372(c)	05/25/32	403	380,722
Series 2003-1, Class 2A2, 1 Month LIBOR + 0.660%	2.557(c)	11/25/32	554	549,112
Series 2003-2, Class 2A2, 1 Month LIBOR + 0.560%	2.457(c)	02/25/33	406	385,901
Countrywide Asset-Backed Certificates,
Series 2003-2, Class 3A, 1 Month LIBOR + 0.500%	2.398(c)	08/26/33	393	387,373
Series 2003-BC4, Class M1, 1 Month LIBOR + 1.050%	2.947(c)	07/25/33	228	227,462
Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.647(c)	03/25/34	569	571,931
Series 2004-ECC1, Class M1, 1 Month LIBOR + 0.945%	2.842(c)	11/25/34	2,581	2,528,105

Credit-Based Asset Servicing & Securitization LLC, Series 2003-CB5, Class M1, 1 Month LIBOR + 1.020%	2.917(c)	11/25/33	736	718,337
Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1	4.860(cc)	08/25/33	104	105,230
Finance America Mortgage Loan Trust, Series 2004-3, Class M1, 1 Month LIBOR + 0.870%	2.767(c)	11/25/34	7,929	8,024,950
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, 1 Month LIBOR + 0.720%	2.617(c)	08/25/34	246	239,392
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	2.947(c)	12/25/33	390	382,647
Series 2004-1, Class M1, 1 Month LIBOR + 0.675%	2.572(c)	02/25/34	1,773	1,779,144
Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.752(c)	07/25/34	853	858,649
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	2.767(c)	05/25/34	4,588	4,595,522
Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	2.872(c)	08/25/34	4,173	4,176,607

GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-1, Class A2C, 1 Month LIBOR + 0.720%	2.617(c)	10/25/35	67	66,639
GSAMP Trust,
Series 2003-FM1, Class M2, 1 Month LIBOR + 2.775%	4.672(c)	03/20/33	64	63,899
Series 2004-FM1, Class M2, 1 Month LIBOR + 2.100%	3.997(c)	11/25/33	16	16,737
Series 2004-NC1, Class M1, 1 Month LIBOR + 0.825%	2.722(c)	03/25/34	2,227	2,203,161

HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A4, 1 Month LIBOR + 0.250%	2.147(c)	03/25/36	1,400	1,323,440
Long Beach Mortgage Loan Trust,
Series 2003-3, Class M1, 1 Month LIBOR + 1.125%	3.022(c)	07/25/33	1,121	1,120,725
Series 2003-4, Class M1, 1 Month LIBOR + 1.020%	2.917(c)	08/25/33	987	991,258
Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.647(c)	02/25/34	13,275	13,289,712

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust, (cont’d.)
Series 2004-2, Class M1, 1 Month LIBOR + 0.795%	2.692%(c)	06/25/34	3,662	$ 3,626,270
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%	2.752(c)	07/25/34	3,264	3,254,483
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC2, Class M2, 1 Month LIBOR + 2.850%	4.747(c)	02/25/34	233	230,880
Series 2004-WMC1, Class M2, 1 Month LIBOR + 1.650%	3.547(c)	10/25/34	1,146	1,141,270

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1, 1 Month LIBOR + 0.900%	2.797(c)	05/25/34	543	539,894
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.422(cc)	09/25/34	812	818,792
Saxon Asset Securities Trust, Series 2004-2, Class AF3	3.617(cc)	08/25/35	1,279	1,289,177
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC1, Class M1, 1 Month LIBOR + 1.200%	3.097(c)	01/25/34	144	143,873
Series 2003-BC3, Class M1, 1 Month LIBOR + 0.975%	2.872(c)	08/25/34	4,011	3,891,175
Series 2004-BC4, Class A1B, 1 Month LIBOR + 0.800%	2.697(c)	10/25/35	736	718,942

Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 1 Month LIBOR + 0.680%	2.577(c)	01/25/33	139	138,200
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-OW1, Class A4, 144A, 1 Month LIBOR + 0.200%	2.097(c)	12/25/35	97	96,711
				63,077,174
Student Loans 0.1%
Navient Student Loan Trust,
Series 2016-2A, Class A1, 144A, 1 Month LIBOR + 0.750%	2.647(c)	06/25/65	450	450,190
Series 2016-3A, Class A1, 144A, 1 Month LIBOR + 0.600%	2.497(c)	06/25/65	550	550,803
Series 2016-6A, Class A1, 144A, 1 Month LIBOR + 0.480%	2.377(c)	03/25/66	864	866,397
Series 2017-1A, Class A1, 144A, 1 Month LIBOR + 0.400%	2.297(c)	07/26/66	1,391	1,391,515
				3,258,905
Total Asset-Backed Securities (cost $516,414,379)				552,110,915
Certificates of Deposit 1.5%
American Express National Bank	1.650	09/19/19	20,000	19,799,120
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.320%	2.651(c)	07/08/19	24,650	24,684,569

Total Certificates of Deposit (cost $44,609,199)				44,483,689

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 14.7%
BX Commercial Mortgage Trust, Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671%	2.545%(c)	03/15/37	35,000	$ 34,993,952
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class A2	1.987	04/10/46	—(r)	263
Series 2013-GC15, Class A2	3.161	09/10/46	7,801	7,803,699
Series 2013-GC17, Class A2	2.962	11/10/46	10,000	9,997,516
Series 2015-GC27, Class A1	1.353	02/10/48	2,149	2,134,925
Series 2016-P4, Class A2	2.450	07/10/49	20,000	19,590,460

Cold Storage Trust, Series 2017-ICE3, Class A, 144A, 1 Month LIBOR + 1.000%	2.897(c)	04/15/36	45,000	45,168,588
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928	02/10/47	3,082	3,085,414
Series 2014-FL5, Class A, 144A, 1 Month LIBOR + 1.370%	3.267(c)	10/15/31	322	323,028
Series 2014-LC17, Class A1	1.381	10/10/47	1,912	1,903,768
Series 2014-UBS2, Class A2	2.820	03/10/47	15,920	15,930,811
Series 2014-UBS3, Class A2	2.844	06/10/47	2,170	2,170,732
Series 2014-UBS5, Class A2	3.031	09/10/47	5,203	5,210,939
Series 2015-CR25, Class A2	3.104	08/10/48	8,561	8,563,912

CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1	1.684	04/15/50	6,540	6,486,150
GE Business Loan Trust, Series 2006-2A, Class A, 144A, 1 Month LIBOR + 0.180%	2.077(c)	11/15/34	1,898	1,862,288
Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class A, 144A, 1 Month LIBOR + 0.658%	2.555(c)	08/09/32	20,000	19,993,634
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A2	2.872	07/15/47	8,644	8,644,703
Series 2014-PHH, Class A, 144A, 1 Month LIBOR + 1.450%	3.347(c)	08/15/27	21,170	21,170,006
Series 2016-ASH, Class A, 144A, 1 Month LIBOR + 1.500%	3.397(c)	10/15/34	19,660	19,666,400
Series 2016-FLRR, Class AFL, 144A, 1 Month LIBOR + 1.450%	3.347(c)	01/15/33	6,683	6,687,219
Series 2016-WPT, Class A, 144A, 1 Month LIBOR + 1.450%	3.347(c)	10/15/33	17,300	17,316,447
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850%	2.747(c)	10/15/32	20,000	20,014,994
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A3	3.272	07/15/45	10,000	9,992,657
Series 2013-C15, Class A2FL, 144A, 1 Month LIBOR + 0.650%	2.546(c)	11/15/45	406	406,937
Series 2014-C21, Class A2	2.892	08/15/47	8,043	8,046,212
Series 2014-C22, Class A1	1.451	09/15/47	1,884	1,874,990

LSTAR Commercial Mortgage Trust, Series 2017-5, Class A1, 144A	2.417	03/10/50	9,416	9,276,201
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A3	2.655	02/15/46	8,772	8,503,717
Series 2014-C14, Class A2	2.916	02/15/47	960	960,408

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust, (cont’d.)
Series 2014-C17, Class A2	3.119%	08/15/47	5,213	$ 5,229,400
Series 2014-C19, Class A1	1.573	12/15/47	3,643	3,617,673
Series 2014-C19, Class A2	3.101	12/15/47	5,000	5,016,353
Series 2015-C20, Class A1	1.405	02/15/48	3,035	3,003,706

Morgan Stanley Capital I Trust, Series 2012-C4, Class A4	3.244	03/15/45	2,150	2,139,692
RETL, Series 2018-RVP, Class A, 144A, 1 Month LIBOR + 1.100%	2.996(c)	03/15/33	25,000	25,101,490
Starwood Retail Property Trust, Series 2014-STAR, Class A, 144A, 1 Month LIBOR + 1.220%	3.117(c)	11/15/27	22,935	22,956,626
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4	3.525	05/10/63	43,642	43,981,161
Series 2012-C3, Class A3	2.728	08/10/49	2,205	2,205,365
Series 2012-C4, Class A3	2.533	12/10/45	19,354	19,132,960

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750%	2.646(c)	03/15/47	3,000	3,020,192
Total Commercial Mortgage-Backed Securities (cost $457,509,644)				453,185,588
Corporate Bonds 34.6%
Aerospace & Defense 0.9%
United Technologies Corp., Jr. Sub. Notes	1.778(cc)	05/04/18	27,355	27,353,906
Auto Manufacturers 4.0%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	1.970(c)	11/13/19	5,000	5,003,012
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.340%	2.173(c)	02/14/20	26,000	26,109,530

BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.500	04/11/19	24,000	23,761,163
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.250%	2.037(c)	11/05/18	9,000	9,004,559
Gtd. Notes, 144A, 3 Month LIBOR + 0.530%	2.317(c)	05/05/20	15,000	15,078,670

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.830%	2.901(c)	03/12/19	4,735	4,751,041
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.250	01/15/19	7,000	6,983,102
Nissan Motor Acceptance Corp., Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.390%	2.732(c)	07/13/20	2,400	2,405,135

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	2.622%(c)	04/13/21	10,000	$ 10,034,080
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.820%	2.705(c)	02/19/19	20,000	20,114,036
				123,244,328
Banks 10.6%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.640%	2.995(c)	01/18/19	25,000	25,086,675
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	2.120(c)	11/09/20	600	600,478
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.250%	2.321(c)	09/11/19	25,000	25,025,033
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	2.802(c)	04/13/21	7,500	7,529,790

Branch Banking & Trust Co., Sr. Unsec’d. Notes	1.450	05/10/19	26,000	25,685,719
Capital One NA, Sr. Unsec’d. Notes	1.850	09/13/19	24,500	24,115,828
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.260%	2.438(c)	09/18/19	699	699,219
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.678(c)	05/01/20	20,000	20,014,880

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.040%	3.400(c)	04/25/19	25,000	25,171,697
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.375	07/23/19	10,000	9,953,223
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.740%	3.102(c)	07/23/19	1,900	1,909,766

National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.510%	2.414(c)	05/22/20	40,000	40,180,339
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.840%(original cost $16,000,000; purchased 09/09/15)(f)	3.018(c)	09/17/18	16,000	16,046,578
PNC Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	2.245(c)	05/19/20	25,000	25,099,858
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.380%	2.397(c)	03/02/20	30,000	30,081,667
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.749(c)	04/30/21	10,000	10,013,470

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.480%	3.587(c)	03/14/19	25,000	25,282,113
US Bank NA, Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.682(c)	04/26/21	13,000	13,007,683
				325,504,016

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.3%
PepsiCo, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	2.494%(c)	02/22/19	10,000	$ 10,046,367
Biotechnology 2.0%
Amgen, Inc.,
Sr. Unsec’d. Notes	1.900	05/10/19	20,000	19,845,458
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	2.131(c)	05/10/19	30,000	30,059,070

Gilead Sciences, Inc., Sr. Unsec’d. Notes	1.850	09/04/18	12,000	11,981,988
				61,886,516
Chemicals 0.0%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.530%	2.888(c)	05/01/20	460	461,231
Commercial Services 0.8%
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	2.704(c)	05/22/19	25,500	25,581,790
Computers 2.8%
Apple, Inc.,
Sr. Unsec’d. Notes	1.500	09/12/19	25,000	24,642,769
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.820%	2.740(c)	02/22/19	10,000	10,064,117

Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.100	10/04/19	28,000	27,617,060
IBM Credit LLC, Sr. Unsec’d. Notes	1.625	09/06/19	25,000	24,652,494
				86,976,440
Cosmetics/Personal Care 0.6%
Unilever Capital Corp. (United Kingdom), Gtd. Notes	1.800	05/05/20	20,000	19,580,794
Diversified Financial Services 1.3%
American Express Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	2.494(c)	05/22/18	12,239	12,242,558
American Express Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.730%	2.674(c)	05/26/20	1,000	1,010,083

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(d)	3.000%	05/25/10	50,000	$ 1,650,000
Protective Life Global Funding, Sr. Sec’d. Notes, 144A	1.722	04/15/19	26,600	26,363,374
				41,266,015
Electric 2.6%
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.150	11/13/20	25,000	24,347,975
Black Hills Corp., Sr. Unsec’d. Notes	2.500	01/11/19	17,572	17,536,328
Georgia Power Co., Sr. Unsec’d. Notes	2.000	03/30/20	20,000	19,646,690
Pacific Gas & Electric Co., Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.230%	2.214(c)	11/28/18	17,000	16,982,196
				78,513,189
Foods 0.5%
Campbell Soup Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.645(c)	03/16/20	9,600	9,622,912
General Mills, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	2.893(c)	04/16/21	4,600	4,618,446
				14,241,358
Healthcare-Products 0.1%
Stryker Corp., Sr. Unsec’d. Notes	2.000	03/08/19	1,350	1,342,782
Healthcare-Services 0.5%
Anthem, Inc., Sr. Unsec’d. Notes	2.500	11/21/20	15,000	14,748,389
Insurance 0.0%
Ambac Assurance Corp., Sub. Notes, 144A	5.100	06/07/20	11	14,131
Ambac LSNI LLC (Cayman Islands), Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 5.000%	6.811(c)	02/12/23	51	51,786
				65,917

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.5%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.290%	2.315%(c)	09/04/20	14,000	$ 14,063,154
Media 0.8%
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.130%	2.155(c)	03/04/20	23,000	23,027,329
Mining 0.2%
Glencore Funding LLC (Switzerland), Gtd. Notes, 144A	3.125	04/29/19	5,275	5,261,127
Miscellaneous Manufacturing 0.8%
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A, 3 Month LIBOR + 0.340%	2.485(c)	03/16/20	25,000	25,116,523
Oil & Gas 1.9%
BP Capital Markets America, Inc., Gtd. Notes	4.200	06/15/18	10,600	10,634,932
Chevron Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.210%	2.235(c)	03/03/20	24,000	24,063,652
Shell International Finance BV (Netherlands), Gtd. Notes	1.375	05/10/19	25,000	24,717,752
				59,416,336
Pharmaceuticals 1.6%
AbbVie, Inc., Sr. Unsec’d. Notes	1.800	05/14/18	31,810	31,804,911
Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	1.600	02/27/19	16,800	16,674,191
CVS Health Corp., Sr. Unsec’d. Notes	2.250	08/12/19	1,650	1,635,777
				50,114,879
Pipelines 0.0%
Enterprise Products Operating LLC, Gtd. Notes	6.500	01/31/19	600	615,735

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 1.0%
Lowe’s Cos, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.707%(c)	09/14/18	5,000	$ 5,010,736
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	2.100	12/07/18	26,093	26,081,440
				31,092,176
Semiconductors 0.8%
QUALCOMM, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.360%	2.245(c)	05/20/19	25,000	25,085,506
Telecommunications 0.0%
AT&T, Inc., Sr. Unsec’d. Notes	2.300	03/11/19	133	132,719
Verizon Communications, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	2.454(c)	05/22/20	800	804,560
				937,279
Total Corporate Bonds (cost $1,102,418,482)				1,065,543,082

Total Long-Term Investments (cost $2,120,951,704)				2,115,323,274

Shares
Short-Term Investments 31.8%
Affiliated Mutual Fund 1.1%
PGIM Core Ultra Short Bond Fund (cost $33,192,789)(w)	33,192,789	33,192,789

	Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit 4.4%
Canadian Imperial Bank of Commerce	1.597	05/23/18	25,000	24,996,135
Credit Suisse AG1 Month LIBOR + 0.210%	2.105(c)	05/08/18	25,000	25,001,950
Mizuho Bank Ltd.3 Month LIBOR + 0.500%	2.786(c)	09/24/18	20,000	20,012,630
Sumitomo Mitsui Trust Bank Ltd.1 Month LIBOR + 0.200%	2.095(c)	05/09/18	15,000	15,001,275

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Svenska Handelsbanken3 Month LIBOR + 0.400%	2.211%(c)	02/12/19	25,000	$ 25,048,265
Toronto-Dominion Bank (The)1 Month LIBOR + 0.190%	2.091(c)	08/28/18	25,000	24,990,650
Total Certificates of Deposit (cost $135,025,222)				135,050,905
Commercial Paper 26.0%
American Electric Power Co., Inc.144A	2.544(n)	06/05/18	10,000	9,976,400
American Water Capital Corp.144A	2.680(n)	06/18/18	16,400	16,350,110
AON Corp.144A	2.486(n)	05/01/18	8,000	7,999,520
Bell Canada, Inc.,
144A	2.679(n)	06/11/18	11,000	10,971,767
144A	2.679(n)	06/12/18	14,000	13,963,127
144A	2.679(n)	06/14/18	8,000	7,977,850

Cabot Corp.144A	2.519(n)	05/14/18	4,000	3,996,509
CBS Corp.144A	2.488(n)	05/14/18	16,000	15,986,037
CenterPoint Energy Resources Corp.,
144A	2.575(n)	06/12/18	13,000	12,962,811
144A	2.625(n)	06/06/18	17,000	16,958,678

Cox Enterprises144A	2.360(n)	05/07/18	24,000	23,989,733
Dow Chemical Co. (The)	2.586(n)	06/14/18	12,000	11,963,925
Duke Energy Corp.144A	2.680(n)	06/19/18	35,000	34,881,875
Eastman Chemical Co.144A	2.680(n)	06/14/18	5,000	4,984,969
FMC Technologies, Inc.,
144A	2.524(n)	06/14/18	13,000	12,960,919
144A	2.700(n)	06/11/18	10,000	9,972,117
144A	2.784(n)	06/15/18	10,000	9,969,206

Ford Motor Credit Co. LLC144A	2.049(n)	10/04/18	25,000	24,720,998
Hewlett Packard Enterprise Co.144A	2.858(n)	06/14/18	32,000	31,924,000
ING US Funding LLC1 Month LIBOR + 0.190%	2.087(c)	07/20/18	25,000	25,002,525
KCP&L Greater Missouri Operations Co.144A	2.308(n)	05/01/18	3,135	3,134,812
Lam Research Corp.144A	2.763(n)	06/15/18	10,000	9,969,729
Marriot International, Inc.,
144A	2.680(n)	06/25/18	20,000	19,923,467
144A	2.837(n)	06/13/18	11,000	10,967,733
144A	2.837(n)	06/15/18	3,000	2,990,762
Potash Corp of Saskatchewan, Inc.,
144A	2.628(n)	06/14/18	4,000	3,987,975
144A	2.722(n)	06/13/18	17,000	16,950,133
144A	2.837(n)	06/12/18	14,000	13,959,950
Public Service Enterprise Group,
144A	2.624(n)	05/21/18	5,000	4,993,356
144A	2.700(n)	06/04/18	6,450	6,435,232

Ryder System Inc.	2.486(n)	05/01/18	6,000	5,999,640

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)

Schlumberger Holdings Corp.144A	2.575%(n)	06/14/18	30,000	$ 29,916,937
Sempra Energy Global Enterprises,
144A	2.544(n)	06/05/18	15,000	14,964,600
144A	2.544(n)	06/06/18	15,000	14,963,540
144A	2.784(n)	06/13/18	4,500	4,486,800
144A	2.784(n)	06/14/18	4,500	4,486,472

Skandinaviska Enskilda Banken144A	2.262(n)	06/14/18	10,000	9,977,500
Southern Co.144A	2.785(n)	06/18/18	9,000	8,970,294
Spectra Energy Partners LP,
144A	2.518(n)	05/01/18	10,000	9,999,399
144A	2.649(n)	06/14/18	14,000	13,957,913
144A	2.890(n)	07/13/18	4,500	4,476,542
Suncor Energy, Inc.,
144A	2.683(n)	06/14/18	21,000	20,936,869
144A	2.700(n)	06/15/18	14,000	13,956,888
TELUS Corp.,
144A	2.784(n)	06/15/18	21,000	20,935,332
144A	2.784(n)	06/20/18	3,000	2,989,651

Thomson Reuters Corp.144A	2.740(n)	06/05/18	16,000	15,965,280
TransCanada Pipelines Ltd.,
144A	2.573(n)	05/29/18	14,000	13,973,790
144A	2.732(n)	06/20/18	4,000	3,986,202
144A	2.784(n)	06/14/18	6,700	6,679,858
144A	2.784(n)	06/15/18	9,000	8,972,285
Tyco International Holding S.A.R.L.,
144A	2.507(n)	05/07/18	12,000	11,994,867
144A	2.677(n)	06/01/18	10,000	9,979,333

UBS AG144A,1 Month LIBOR + 0.270%	2.161(c)	09/04/18	15,000	14,998,005
UDR, Inc.,
144A	2.486(n)	05/16/18	4,000	3,995,991
144A	2.570(n)	05/04/18	3,000	2,999,273

VF Corp.144A	2.624(n)	06/12/18	5,000	4,986,831
Virginia Electric & Power Co.	2.414(n)	05/01/18	15,000	14,999,174
Vodafone Group PLC (United Kingdom)144A	1.775(n)	09/04/18	25,000	24,766,196
VW Credit, Inc.144A	2.732(n)	06/19/18	35,000	34,881,875
Whirlpool Corp.144A	2.701(n)	06/11/18	15,000	14,958,175
WPP Finance PLC,
144A	2.838(n)	06/15/18	22,500	22,430,713
144A	2.889(n)	06/08/18	9,000	8,976,844

Total Commercial Paper (cost $801,369,633)				801,389,294

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bond 0.3%
Auto Manufacturers
Toyota Motor Credit Corp. (cost $10,000,000)	1.965%(c)	05/17/18	10,000,000	$ 10,000,528

Total Short-Term Investments (cost $979,587,644)				979,633,516

TOTAL INVESTMENTS 100.5% (cost $3,100,539,348)				3,094,956,790
Liabilities in excess of other assets(z) (0.5)%				(16,766,913)

Net Assets 100.0%				$3,078,189,877

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $16,000,000. The aggregate value of $16,046,578 is 0.5% of net assets.
(n)	Rate shown is the effective yield at purchase date.
(r)	Principal or notional amount is less than $500 par.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Interest rate swap agreements outstanding at April 30, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
38,000	05/16/18	4.531%(S)	3 Month LIBOR(1)(Q)	$ (690,092)	$ (689,844)	$ 248
25,000	05/20/18	0.805%(S)	1 Month LIBOR(1)(M)	207	(60,343)	(60,550)
41,500	09/07/18	1.429%(S)	3 Month LIBOR(1)(Q)	44,139	170,801	126,662
35,000	01/08/19	1.344%(S)	3 Month LIBOR(1)(Q)	164,469	172,563	8,094
10,000	02/24/19	1.560%(S)	3 Month LIBOR(1)(Q)	173	81,117	80,944
59,000	04/05/19	1.585%(S)	3 Month LIBOR(1)(Q)	273,840	541,846	268,006
70,000	05/11/19	1.621%(S)	3 Month LIBOR(1)(Q)	137,727	395,181	257,454
70,000	08/21/19	1.591%(S)	3 Month LIBOR(1)(Q)	87,829	948,588	860,759
50,000	09/07/19	1.514%(S)	3 Month LIBOR(1)(Q)	—	774,516	774,516

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at April 30, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d):
50,000	09/13/19	1.546%(S)	3 Month LIBOR(1)(Q)	$ 9,714	$ 757,415	$ 747,701
22,500	12/08/19	1.100%(S)	3 Month LIBOR(1)(Q)	(3,658)	524,160	527,818
20,000	03/02/20	1.803%(S)	3 Month LIBOR(1)(Q)	—	332,481	332,481
20,000	05/04/20	1.713%(S)	3 Month LIBOR(1)(Q)	—	321,568	321,568
40,200	06/15/20	1.035%(S)	3 Month LIBOR(1)(Q)	410,740	1,377,064	966,324
45,000	11/10/20	1.943%(S)	3 Month LIBOR(1)(Q)	118,182	714,373	596,191
31,000	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	451,082	994,623	543,541
19,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	147,675	662,533	514,858
				$1,152,027	$8,018,642	$6,866,615
Cash of $2,960,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at April 30, 2018.
(1)	The Portfolio pays the fixed rate and receives the floating rate
(2)	The Portfolio pays the floating rate and receives the fixed rate
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 115,500,093	$—
Credit Cards	—	205,393,070	—
Home Equity Loans	—	164,881,673	—
Residential Mortgage-Backed Securities	—	63,077,174	—
Student Loans	—	3,258,905	—
Certificates of Deposit	—	179,534,594	—
Commercial Mortgage-Backed Securities	—	453,185,588	—
Corporate Bonds	—	1,075,543,610	—
Affiliated Mutual Fund	33,192,789	—	—
Commercial Paper	—	801,389,294	—
Other Financial Instruments*
Centrally Cleared Interest Rate Swap Agreements	—	6,866,615	—
Total	$33,192,789	$3,068,630,616	$—

PGIM Core Short-Term Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Core Ultra Short Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Short-Term Investments 100.9%
Certificates of Deposit 23.8%
Bank of America NA,
1 Month LIBOR + 0.170%	1.745%(c)	08/08/18	125,000	$ 124,946,893
1 Month LIBOR + 0.200%	1.780(c)	10/09/18	133,000	132,913,465
1 Month LIBOR + 0.150%	2.045(c)	07/09/18	130,000	129,959,077
1 Month LIBOR + 0.410%	2.301(c)	11/06/18	159,000	159,008,071
Bank of Montreal,
1 Month LIBOR + 0.170%	2.079(c)	07/02/18	160,000	160,028,000
	2.150	06/20/18	144,000	144,037,728
1 Month LIBOR + 0.260%	2.155(c)	02/08/19	147,000	146,890,779
Bank of Nova Scotia,
1 Month LIBOR + 0.180%	2.076(c)	06/19/18	70,000	70,015,400
1 Month LIBOR + 0.210%	2.106(c)	07/19/18	115,000	115,017,480
1 Month LIBOR + 0.430%	2.327(c)	09/14/18	84,000	84,033,096
3 Month LIBOR + 0.380%	2.733(c)	07/17/18	22,000	22,005,404
BNP Paribas SA,
1 Month LIBOR + 0.200%	2.097(c)	07/16/18	167,000	167,025,384
1 Month LIBOR + 0.260%	2.158(c)	06/22/18	148,000	148,049,284
1 Month LIBOR + 0.270%	2.167(c)	11/15/18	143,000	142,938,939

Branch Banking & Trust Co.	1.700	05/01/18	148,000	147,999,985
Canadian Imperial Bank of Commerce,
1 Month LIBOR + 0.190%	2.091(c)	08/31/18	187,000	186,925,200
1 Month LIBOR + 0.230%	2.127(c)	11/14/18	150,000	149,893,800
3 Month LIBOR + 0.390%	2.732(c)	07/13/18	94,000	94,049,834
Citibank NA,
1 Month LIBOR + 0.180%	2.075(c)	08/08/18	112,000	111,987,232
1 Month LIBOR + 0.190%	2.087(c)	09/10/18	215,000	214,901,315
	2.200	06/12/18	173,000	173,035,860
Cooperatieve Rabobank UA,
1 Month LIBOR + 0.160%	2.058(c)	08/23/18	40,000	39,984,360
1 Month LIBOR + 0.210%	2.107(c)	11/15/18	90,000	89,945,280
1 Month LIBOR + 0.400%	2.297(c)	04/16/19	50,000	50,016,700

Credit Agricole Corporate & Investment Bank 1 Month LIBOR + 0.330%	2.225(c)	10/09/18	150,000	149,991,150
Credit Suisse AG 1 Month LIBOR + 0.210%	2.105(c)	05/08/18	120,000	120,009,360
Natixis SA	2.150	06/05/18	100,000	100,031,542
Royal Bank of Canada 1 Month LIBOR + 0.200%	2.097(c)	07/16/18	100,000	100,015,200
State Street Bank & Trust Co. 1 Month LIBOR + 0.120%	2.015(c)	05/08/18	29,000	29,001,682

PGIM Core Ultra Short Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Sumitomo Mitsui Trust Bank Ltd.,
1 Month LIBOR + 0.200%	2.096%(c)	05/17/18	93,000	$ 93,012,276
1 Month LIBOR + 0.210%	2.104(c)	05/18/18	28,000	28,003,864
1 Month LIBOR + 0.220%	2.114(c)	06/18/18	10,000	10,000,170
Svenska Handelsbanken AB,
1 Month LIBOR + 0.160%	2.055(c)	08/09/18	50,000	49,992,000
1 Month LIBOR + 0.180%	2.063(c)	09/04/18	125,000	124,954,625
1 Month LIBOR + 0.220%	2.117(c)	01/25/19	175,000	174,854,575

Swedbank AB 1 Month LIBOR + 0.200%	2.091(c)	11/06/18	223,000	222,838,325
Toronto-Dominion Bank (The),
	2.010	06/25/18	83,000	83,004,949
1 Month LIBOR + 0.190%	2.091(c)	08/28/18	148,000	147,944,648
Wells Fargo Bank NA,
1 Month LIBOR + 0.200%	2.096(c)	07/13/18	234,000	234,039,546
1 Month LIBOR + 0.220%	2.115(c)	10/05/18	33,000	32,985,117
3 Month LIBOR + 0.230%	2.578(c)	04/16/19	140,000	140,012,751

Westpac Banking Corp. 1 Month LIBOR + 0.200%	2.078(c)	11/05/18	153,000	152,896,419
Total Certificates of Deposit (cost $5,000,028,369)				4,999,196,765
Commercial Paper 45.7%
ABN AMRO Funding USA LLC 144A	2.210(n)	06/06/18	58,000	57,882,268
Bank of New York Mellon (The)
	2.262(n)	06/18/18	138,000	137,627,150
	2.294(n)	06/29/18	49,550	49,381,530
	2.304(n)	07/05/18	80,000	79,694,934

Bank of Nova Scotia 144A	2.138(n)	06/08/18	175,000	174,643,205
BASF SE,
144A	1.915(n)	05/09/18	10,000	9,995,570
144A	1.926(n)	05/04/18	121,000	120,976,594
144A	1.926(n)	05/22/18	14,100	14,084,206
144A	1.936(n)	05/03/18	55,000	54,992,048
CDP Financial, Inc.,
144A	2.031(n)	05/15/18	22,175	22,158,369
144A	2.284(n)	06/13/18	133,600	133,283,220
144A	2.293(n)	06/12/18	50,000	49,884,438
144A	2.314(n)	07/23/18	71,000	70,638,846
144A	2.335(n)	06/18/18	30,000	29,919,763

PGIM Core Ultra Short Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
CDP Financial, Inc., (cont’d.)
144A	2.335%(n)	06/19/18	100,000	$ 99,726,389

Chevron Corp. 144A	1.916(n)	05/07/18	185,000	184,936,689
Commonwealth Bank of Australia,
144A, 1 Month LIBOR + 0.160%	2.057(c)	07/20/18	178,000	178,006,052
144A, 1 Month LIBOR + 0.240%	2.127(c)	01/03/19	125,000	124,918,000
144A	2.210(n)	06/12/18	28,000	27,935,051
144A, 1 Month LIBOR + 0.330%	2.231(c)	02/28/19	12,000	11,992,836
CPPIB Capital, Inc.,
144A	1.842(n)	05/07/18	60,000	59,979,583
144A	1.895(n)	05/02/18	50,000	49,995,225
144A	1.927(n)	05/08/18	100,000	99,960,978
144A	1.927(n)	05/09/18	25,000	24,988,981
144A	1.979(n)	06/20/18	250,000	249,300,520

Danske Corp. 144A	2.314(n)	07/02/18	195,000	194,260,511
Exxon Mobil Corp.
	1.895(n)	05/01/18	180,000	179,991,239
	1.895(n)	05/02/18	200,000	199,980,522
	1.895(n)	05/07/18	115,000	114,960,645
	1.895(n)	05/08/18	150,000	149,941,300
Federation Des Caisses Desjardins,
144A	2.010(n)	06/19/18	9,000	8,975,250
144A	2.242(n)	06/18/18	125,000	124,663,635
144A	2.272(n)	06/22/18	281,000	280,177,162
144A	2.303(n)	06/13/18	92,000	91,779,722

General Dynamics Corp. 144A	2.103(n)	05/02/18	195,000	194,981,161
General Electric Co.
	1.759(n)	05/01/18	68,000	67,996,860
	1.759(n)	05/02/18	125,000	124,988,410

GlaxoSmithKline LLC 144A	2.082(n)	05/08/18	89,000	88,964,874
HSBC Bank PLC 144A, 1 Month LIBOR + 0.210%	2.105(c)	11/08/18	114,000	113,900,136
ING US Funding LLC,
1 Month LIBOR + 0.190%	2.077(c)	08/01/18	13,000	12,999,935
1 Month LIBOR + 0.190%	2.086(c)	08/13/18	98,000	97,985,496

International Bank for Reconstruction & Development	1.895(n)	05/07/18	280,000	279,920,760
International Finance Corp.	1.896(n)	05/10/18	143,000	142,939,225

PGIM Core Ultra Short Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
John Deere Capital Corp.,
144A	1.958%(n)	05/10/18	50,000	$ 49,975,292
144A	2.104(n)	06/01/18	50,000	49,917,111
JPMorgan Securities LLC,
1 Month LIBOR + 0.230%	2.117(c)	07/02/18	112,000	112,031,360
144A, 1 Month LIBOR + 0.270%	2.167(c)	01/24/19	132,000	131,880,936
144A, 3 Month LIBOR + 0.140%	2.211(c)	06/12/18	80,000	80,029,440
144A, 3 Month LIBOR + 0.180%	2.535(c)	10/19/18	61,000	61,079,971
144A, 3 Month LIBOR + 0.180%	2.539(c)	10/29/18	92,000	92,124,384
144A, 3 Month LIBOR + 0.180%	2.543(c)	11/07/18	100,000	100,130,200
KFW,
144A	2.157(n)	06/21/18	85,000	84,766,354
144A	2.158(n)	06/14/18	141,000	140,669,355
144A	2.167(n)	07/11/18	111,000	110,549,562
144A	2.200(n)	06/15/18	9,000	8,978,380
144A	2.241(n)	07/05/18	88,000	87,680,399

National Australia Bank Ltd. 144A	2.293(n)	06/22/18	214,000	213,375,561
Nestle Finance International Ltd.
	2.127(n)	06/14/18	58,000	57,869,500
	2.137(n)	06/19/18	59,000	58,851,434
Nissan Motor Acceptance Corp.,
144A	2.094(n)	06/01/18	65,000	64,864,800
144A	2.229(n)	06/18/18	131,125	130,692,197
144A	2.241(n)	06/19/18	80,000	79,730,000
144A	2.261(n)	06/25/18	23,000	22,911,987
Novartis Finance Corp.,
144A	1.947(n)	05/01/18	80,000	79,996,215
144A	1.952(n)	05/02/18	64,800	64,793,848
144A	1.957(n)	05/03/18	143,200	143,179,534
144A	1.968(n)	05/04/18	110,000	109,978,966
144A	1.968(n)	05/07/18	45,000	44,984,775
144A	1.979(n)	05/14/18	120,000	119,916,746
Ontario Teachers’ Finance Trust,
144A, 1 Month LIBOR + 0.300%	2.018(c)	01/11/19	50,000	49,969,600
144A, 1 Month LIBOR + 0.150%	2.045(c)	08/09/18	50,000	49,989,650
144A, 1 Month LIBOR + 0.160%	2.058(c)	08/21/18	39,000	38,985,999
144A, 1 Month LIBOR + 0.190%	2.088(c)	09/21/18	94,500	94,448,686
Province of Alberta,
144A	2.068(n)	05/22/18	50,000	49,944,603
144A	2.105(n)	06/01/18	56,000	55,908,160
144A	2.137(n)	06/05/18	56,000	55,896,064
144A	2.145(n)	06/04/18	131,000	130,764,000
144A	2.190(n)	06/11/18	106,000	105,768,496
144A	2.230(n)	06/12/18	56,000	55,874,584

PGIM Core Ultra Short Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
PSP Capital, Inc.,
144A	1.916%(n)	05/25/18	29,000	$ 28,962,803
144A	1.957(n)	05/07/18	50,000	49,982,986
144A	1.968(n)	05/14/18	50,000	49,965,117
144A	1.979(n)	06/22/18	20,000	19,941,553

Royal Bank of Canada	2.242(n)	06/14/18	100,000	99,750,625
Sanofi SA 144A	1.958(n)	06/20/18	104,000	103,710,342
Siemens Capital Co. LLC 144A	2.210(n)	06/26/18	188,690	188,118,773
Societe Generale SA 144A	1.906(n)	05/31/18	154,000	153,759,310
Texas A&M University	2.050	05/22/18	30,000	29,994,300
Texas Public Finance Auth.	2.000	05/04/18	30,000	29,998,800
Toronto-Dominion Bank (The) 144A, 1 Month LIBOR + 0.230%	2.125(c)	11/09/18	197,000	196,924,943
Total Capital Canada Ltd.,
144A	1.811(n)	05/01/18	90,000	89,995,732
144A	1.998(n)	05/23/18	339,000	338,583,942

Toyota Credit Canada, Inc.	2.085(n)	06/01/18	43,000	42,928,945
Toyota Finance Australia Ltd.,
1 Month LIBOR + 0.200%	2.097(c)	05/11/18	31,000	31,003,100
1 Month LIBOR + 0.210%	2.108(c)	10/22/18	60,500	60,461,945
1 Month LIBOR + 0.400%	2.222(c)	11/13/18	78,000	78,022,152
Toyota Motor Credit Corp.,
3 Month LIBOR + 0.100%	1.431(c)	06/25/18	33,000	33,022,044
3 Month LIBOR + 0.100%	2.125(c)	06/01/18	105,000	105,023,100
144A	2.324(n)	06/19/18	35,000	34,905,840

Toyota Motor Finance (Netherlands) BV 3 Month LIBOR + 0.100%	1.431(c)	06/25/18	50,000	50,033,400
UBS AG 144A, 1 Month LIBOR + 0.270%	2.161(c)	09/04/18	100,000	99,986,700
University of Texas System Board of Regents Revenue Financing
	2.050	05/22/18	21,000	20,996,220
	2.100	05/23/18	12,500	12,498,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
University of Texas System Board of Regents Revenue Financing (cont’d.)
	2.100%	05/24/18	15,000	$ 14,997,450

Westpac Banking Corp. 144A, 1 Month LIBOR + 0.250%	2.145(c)	02/08/19	90,000	89,916,210
Total Commercial Paper (cost $9,627,963,060)				9,628,301,769
Corporate Bonds 1.5%
Auto Manufacturers 0.5%
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.080%	1.965(c)	05/17/18	113,000	113,005,966
Beverages 0.8%
PepsiCo, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000%	2.348(c)	10/15/18	172,000	172,009,801
Telecommunications 0.2%
Cisco Systems, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	2.435(c)	06/15/18	35,000	35,018,981
Total Corporate Bonds (cost $320,012,635)				320,034,748
Municipal Bonds 0.4%
Indiana 0.1%
Indiana Finance Auth. Rev., Ascension E-8 Conv., Rfdg., FRDD (Mandatory put date 05/02/18),	1.770(cc)	11/15/33	23,725	23,725,000
Michigan 0.1%
Michigan Finance Auth. Rev., Hosp. Proj., Ascension Ser. Credit Grp., Ser. E-2, Rfdg., FRDD (Mandatory put date 05/02/18),	1.780(cc)	11/15/47	14,870	14,870,000
New York 0.1%
Triborough Bridge & Tunnel Auth. Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 05/03/18),	1.830(cc)	11/15/32	25,000	25,000,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 0.1%
University of Texas System (The), Rev., Ser. B, FRDD (Mandatory put date 05/03/18),	1.760%(cc)	08/01/45	29,940	$29,940,000
Total Municipal Bonds (cost $93,535,000)				93,535,000

Repurchase Agreements(m) 12.0%
Amherst Pierpont Securities LLC,
1.71%, dated 04/25/18, due 05/02/18 in the amount of $150,049,875	150,000	150,000,000
1.72%, dated 04/24/18, due 05/01/18 in the amount of $134,044,816	134,000	134,000,000
1.75%, dated 04/30/18, due 05/01/18 in the amount of $350,017,014	350,000	350,000,000
CF Secured LLC, 1.75%, dated 04/30/18, due 05/01/18 in the amount of $350,017,014	350,000	350,000,000
Credit Agricole Corporate & Investment Bank,
1.70%, dated 04/24/18, due 05/01/18 in the amount of $239,079,003	239,000	239,000,000
1.70%, dated 04/27/18, due 05/04/18 in the amount of $50,016,528	50,000	50,000,000
1.72%, dated 04/30/18, due 05/07/18 in the amount of $190,063,544	190,000	190,000,000
Merrill Lynch, 1.74%, dated 04/30/18, due 05/01/18 in the amount of $150,682,283	150,675	150,675,000
MUFG Securities (USA) LLC, 1.71%, dated 04/30/18, due 05/01/18 in the amount of $410,019,475	410,000	410,000,000
Nomura Securities International, Inc., 1.74%, dated 04/30/18, due 05/01/18 in the amount of $200,009,667	200,000	200,000,000
TD Securities (USA) LLC, 1.74%, dated 04/30/18, due 05/01/18 in the amount of $302,014,597	302,000	302,000,000
Total Repurchase Agreements (cost $2,525,675,000)		2,525,675,000

	Interest Rate	Maturity Date
Time Deposits 1.1%
Australia & New Zealand Banking Group	2.300	06/25/18	120,000	120,000,000
BNP Paribas SA	1.740	05/04/18	29,000	29,000,000
Northern Trust Co. (The)	1.670	05/01/18	90,202	90,202,000
Total Time Deposits (cost $239,202,000)				239,202,000

PGIM Core Ultra Short Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations 10.4%
Federal Home Loan Bank	1.714%(n)	05/31/18	24,657	$ 24,622,061
Federal Home Loan Bank	1.781(n)	06/22/18	733,000	731,168,233
Federal Home Loan Bank	1.785(n)	06/20/18	675,000	673,377,975
Federal Home Loan Bank	1.793(n)	05/16/18	330,000	329,766,360
Federal Home Loan Bank, 1 Month LIBOR + (0.080)%	1.803(c)	02/04/19	205,000	205,005,619
Federal Home Loan Bank	1.831(n)	07/18/18	175,000	174,302,275
Federal Home Loan Bank, 3 Month LIBOR + (0.270)%	2.051(c)	10/05/18	47,000	47,035,450

Total U.S. Government Agency Obligations (cost $2,185,268,094)				2,185,277,973
U.S. Treasury Obligations 6.0%
U.S. Treasury Bills	1.696(n)	06/07/18	266,000	265,551,984
U.S. Treasury Bills	1.784(n)	07/05/18	260,000	259,179,172
U.S. Treasury Bills	1.798(n)	06/28/18	550,000	548,499,149
U.S. Treasury Bills	1.883(n)	08/02/18	129,000	128,390,926
U.S. Treasury Notes	0.625	06/30/18	55,000	54,897,409

Total U.S. Treasury Obligations (cost $1,256,469,395)				1,256,518,640

TOTAL INVESTMENTS 100.9% (cost $21,248,153,553)				21,247,741,895
Liabilities in excess of other assets (0.9)%				(197,969,716)

Net Assets 100.0%				$ 21,049,772,179

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings:
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 0.875%-7.000%, maturity dates 07/19/19-12/01/47), FNMA (coupon rates 0.000%-7.000%, maturity dates 06/01/18-06/01/51), GNMA (coupon rates 3.000%-4.506%, maturity dates 04/15/39-03/20/68), International Finance Corp. (coupon rate 0.000%, maturity date 06/08/18), Tennessee Valley Auth. (coupon rates 2.875%-4.250%, maturity dates 09/15/24-09/15/65) and U.S. Treasury Securities (coupon rates 0.625%-3.000%%, maturity dates 07/31/18-11/15/45), with the aggregate value, including accrued interest, of $2,576,349,832.
(n)	Rate shown is the effective yield at purchase date.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

PGIM Core Ultra Short Bond Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$ 4,999,196,765	$—
Commercial Paper	—	9,628,301,769	—
Corporate Bonds	—	320,034,748	—
Municipal Bonds	—	93,535,000	—
Repurchase Agreements	—	2,525,675,000	—
Time Deposits	—	239,202,000	—
U.S. Government Agency Obligations	—	2,185,277,973	—
U.S. Treasury Obligations	—	1,256,518,640	—
Total	$—	$21,247,741,895	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Institutional Money Market Fund
Schedule of Investments as of April 30, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit 38.4%
Bank of America NA,
1 Month LIBOR + 0.150%	2.045%(c)	07/09/18	63,000	$ 62,980,168
1 Month LIBOR + 0.170%	1.745(c)	08/08/18	70,000	69,970,260
1 Month LIBOR + 0.200%	1.779(c)	10/09/18	87,000	86,943,394
1 Month LIBOR + 0.410%	2.301(c)	11/06/18	121,000	121,006,142
Bank of Montreal,
1 Month LIBOR + 0.170%	2.079(c)	07/02/18	35,000	35,006,125
1 Month LIBOR + 0.260%	2.155(c)	02/08/19	92,000	91,931,644
	2.150	06/20/18	230,000	230,060,260
Bank of Nova Scotia,
3 Month LIBOR + 0.380%	2.733(c)	07/17/18	26,970	26,976,625
1 Month LIBOR + 0.180%	2.076(c)	06/19/18	175,000	175,038,500
1 Month LIBOR + 0.430%	2.327(c)	09/14/18	125,000	125,049,250
BNP Paribas SA,
1 Month LIBOR + 0.200%	2.097(c)	07/16/18	80,000	80,012,160
1 Month LIBOR + 0.260%	2.158(c)	06/22/18	81,000	81,026,973
1 Month LIBOR + 0.270%	2.167(c)	11/15/18	100,000	99,957,300

Branch Banking & Trust Co.,	1.700	05/01/18	105,000	104,999,989
Canadian Imperial Bank of Commerce,
1 Month LIBOR + 0.190%	2.091(c)	08/31/18	25,000	24,990,000
1 Month LIBOR + 0.230%	2.127(c)	11/14/18	95,000	94,932,740
3 Month LIBOR + 0.250%	2.339(c)	09/13/18	3,000	3,001,840
1 Month LIBOR + 0.210%	2.107(c)	11/15/18	125,000	124,897,500
1 Month LIBOR + 0.190%	2.087(c)	08/20/18	94,200	94,182,102
Citibank NA,
1 Month LIBOR + 0.180%	2.075(c)	08/08/18	70,000	69,992,020
1 Month LIBOR + 0.190%	2.087(c)	09/10/18	117,000	116,946,297
	2.200	06/12/18	102,000	102,021,145

Commonwealth Bank of Australia, 1 Month LIBOR + 0.330%	2.237(c)	03/01/19	20,000	19,987,880
Cooperatieve Rabobank UA,
1 Month LIBOR + 0.160%	2.058(c)	08/23/18	38,000	37,985,142
1 Month LIBOR + 0.210%	2.107(c)	11/15/18	133,000	132,919,136

Credit Agricole Corporate & Investment Bank, 1 Month LIBOR + 0.330%	2.225(c)	10/09/18	90,000	89,994,690
Credit Suisse AG,
1 Month LIBOR + 0.210%	2.105(c)	05/08/18	78,000	78,006,084
1 Month LIBOR + 0.400%	2.296(c)	09/17/18	185,000	185,038,850

DNB Bank ASA, 1 Month LIBOR + 0.300%	2.198(c)	10/22/18	165,000	165,014,190
HSBC Bank PLC, 144A,1 Month LIBOR + 0.150%	2.047(c)	06/15/18	144,000	144,026,784
Mizuho Bank Ltd.,	1.740	05/01/18	232,000	232,000,093

PGIM Institutional Money Market Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (Continued)
Natixis SA,
	2.150%	06/05/18	160,000	$ 160,050,464
	2.200	06/12/18	180,000	180,069,156
3 Month LIBOR + 0.150%	2.512(c)	10/31/18	54,600	54,596,014
Royal Bank of Canada,
1 Month LIBOR + 0.200%	2.097(c)	07/16/18	291,000	291,044,232
1 Month LIBOR + 0.180%	2.077(c)	07/10/18	87,000	87,013,050
1 Month LIBOR + 0.180%	2.081(c)	07/30/18	20,000	19,999,720

Skandinaviska Enskilda Banken AB, 1 Month LIBOR + 0.310%	2.207(c)	10/19/18	165,000	165,014,025
State Street Bank & Trust Co., 1 Month LIBOR + 0.120%	2.015(c)	05/08/18	18,000	18,001,044
Sumitomo Mitsui Trust Bank Ltd.,
1 Month LIBOR + 0.210%	2.104(c)	05/18/18	36,000	36,004,968
1 Month LIBOR + 0.200%	2.095(c)	05/09/18	85,000	85,007,225
1 Month LIBOR + 0.200%	2.096(c)	05/17/18	22,000	22,002,904
1 Month LIBOR + 0.160%	2.058(c)	05/23/18	52,000	52,004,992
1 Month LIBOR + 0.220%	2.114(c)	06/18/18	85,000	85,001,445
Svenska Handelsbanken AB,
1 Month LIBOR + 0.220%	2.117(c)	01/25/19	102,000	101,915,238
1 Month LIBOR + 0.160%	2.055(c)	08/09/18	100,000	99,984,000
1 Month LIBOR + 0.180%	2.063(c)	09/04/18	73,000	72,973,501
	2.180	06/19/18	77,000	77,028,244

Swedbank AB,	1.700	05/02/18	283,000	282,999,972
Toronto-Dominion Bank (The),
1 Month LIBOR + 0.190%	2.091(c)	08/28/18	113,000	112,957,738
	2.010	06/25/18	40,000	40,002,384
Wells Fargo Bank NA,
1 Month LIBOR + 0.200%	2.096(c)	07/13/18	81,000	81,013,689
1 Month LIBOR + 0.220%	2.115(c)	10/05/18	105,000	104,952,645
3 Month LIBOR + 0.230%	2.578(c)	04/16/19	130,000	130,011,840
Westpac Banking Corp.,
1 Month LIBOR + 0.200%	2.078(c)	11/05/18	90,000	89,939,070
1 Month LIBOR + 0.400%	2.297(c)	03/14/19	130,000	129,992,850

Total Certificates of Deposit (cost $5,686,656,500)				5,686,475,693
Commercial Paper 37.7%
ABN AMRO Funding USA LLC, 144A	2.060(n)	06/06/18	139,000	138,717,844
Australia & New Zealand Banking Group Ltd., 144A	2.010(n)	06/18/18	140,000	139,641,572
Automatic Data Processing, Inc., 144A	1.700(n)	05/03/18	55,000	54,992,117

PGIM Institutional Money Market Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Bank of New York Mellon (The),	2.140%(n)	06/18/18	88,000	$ 87,762,242
BASF SE,
144A	0.950(n)	05/04/18	75,000	74,985,495
144A	1.480(n)	05/09/18	4,000	3,998,228
144A	1.740(n)	05/22/18	7,000	6,992,159
CDP Financial, Inc.,
144A	2.100(n)	06/13/18	18,000	17,957,320
144A	1.990(n)	06/18/18	20,000	19,946,508
144A	2.230(n)	06/19/18	80,000	79,781,112
144A	2.250(n)	07/23/18	86,500	86,060,000
Commonwealth Bank of Australia,
144A, 1 Month LIBOR + 0.330%	2.231(c)	02/28/19	137,000	136,918,211
144A	2.080(n)	06/12/18	120,000	119,721,648
144A, 1 Month LIBOR + 0.170%	2.057(c)	06/01/18	5,000	5,000,995
144A, 1 Month LIBOR + 0.160%	2.057(c)	06/15/18	75,000	74,986,800
CPPIB Capital, Inc.,
144A	0.940(n)	05/02/18	50,000	49,995,225
144A	1.350(n)	05/07/18	40,000	39,986,388
144A	1.420(n)	05/08/18	200,000	199,921,960
144A	1.830(n)	06/13/18	75,000	74,822,168

Danske Corp., 144A	1.960(n)	07/02/18	50,000	49,810,390
Federation Des Caisses Desjardins,
144A	1.930(n)	06/13/18	52,000	51,875,496
144A	2.080(n)	06/19/18	156,435	156,004,804
General Electric Co.,
	1.690(n)	05/01/18	100,000	99,995,380
	0.850(n)	05/02/18	70,000	69,993,511

GlaxoSmithKline LLC, 144A	1.540(n)	05/08/18	57,000	56,977,502
HSBC Bank PLC, 144A,1 Month LIBOR + 0.210%	2.105(c)	11/08/18	75,000	74,934,300
ING US Funding LLC,
1 Month LIBOR + 0.190%	2.087(c)	07/20/18	72,000	72,007,272
1 Month LIBOR + 0.190%	2.086(c)	08/13/18	132,000	131,980,464
1 Month LIBOR + 0.190%	2.077(c)	08/01/18	22,000	21,999,890
1 Month LIBOR + 0.210%	2.107(c)	09/11/18	181,000	180,930,315
JPMorgan Securities LLC,
144A, 3 Month LIBOR + 0.140%	2.211(c)	06/12/18	55,000	55,020,240
144A, 3 Month LIBOR + 0.180%	2.535(c)	10/19/18	129,000	129,169,119
144A, 3 Month LIBOR + 0.180%	2.450(c)	11/07/18	42,000	42,054,684
144A, 1 Month LIBOR + 0.270%	2.167(c)	01/24/19	42,000	41,962,116
1 Month LIBOR + 0.230%	2.117(c)	07/02/18	68,000	68,019,040
KFW,
144A	1.900(n)	06/14/18	87,000	86,795,985

PGIM Institutional Money Market Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
KFW, (cont’d.)
144A	1.900%(n)	06/15/18	235,000	$ 234,435,483
144A	2.110(n)	07/05/18	10,000	9,963,682
144A	2.120(n)	07/11/18	23,000	22,906,666

National Australia Bank Ltd., 144A	2.170(n)	06/21/18	245,000	244,300,010
Nestle Finance International Ltd.,
	1.800(n)	06/14/18	35,000	34,921,250
	1.920(n)	06/19/18	38,000	37,904,312
Ontario Teachers’ Finance Trust,
144A, 1 Month LIBOR + 0.160%	2.058(c)	08/21/18	55,000	54,980,255
144A, 1 Month LIBOR + 0.150%	2.045(c)	08/09/18	40,000	39,991,720
144A, 1 Month LIBOR + 0.300%	2.018(c)	01/11/19	30,000	29,981,760
Province of Alberta,
144A	1.740(n)	05/22/18	35,000	34,961,224
144A	1.790(n)	06/01/18	35,000	34,942,600
144A	1.850(n)	06/04/18	97,000	96,825,255
144A	1.850(n)	06/05/18	35,000	34,935,040
144A	1.870(n)	06/11/18	58,000	57,873,328
144A	1.870(n)	06/12/18	35,000	34,921,614

PSP Capital, Inc., 144A	1.720(n)	05/25/18	38,000	37,951,261
Sanofi SA,
144A	1.860(n)	06/20/18	74,000	73,793,895
144A	1.780(n)	06/11/18	100,000	99,776,930

Skandinaviska Enskilda Banken, 144A	2.130(n)	06/14/18	155,000	154,651,250
Societe Generale SA, 144A	1.890(n)	05/31/18	167,000	166,738,996
Texas State Public Finance Auth.,	2.000	05/04/18	20,000	19,999,200
Toronto-Dominion Bank (The),
144A, 1 Month LIBOR + 0.230%	2.125(c)	11/09/18	96,000	95,963,424
144A	1.990(n)	06/21/18	140,000	139,605,060
Total Capital Canada Ltd.,
144A	1.800(n)	05/01/18	260,000	259,987,676
144A	1.840(n)	05/23/18	69,000	68,915,316

Toyota Credit Canada, Inc.,	2.090(n)	06/04/18	50,000	49,909,000
Toyota Finance Australia Ltd., 1 Month LIBOR + 0.400%	2.222(c)	11/13/18	30,000	30,008,520
Toyota Motor Credit Corp.,
3 Month LIBOR + 0.100%	2.125(c)	06/01/18	35,000	35,007,700
3 Month LIBOR + 0.100%	1.431(c)	06/25/18	23,000	23,015,364

PGIM Institutional Money Market Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper (Continued)
Toyota Motor Credit Corp., (cont’d.)
	2.080%(n)	06/28/18	20,000	$ 19,935,232

Toyota Motor Finance (Netherlands) BV, 3 Month LIBOR + 0.100%	1.431(c)	06/25/18	27,000	27,018,036
UBS AG,
144A, 1 Month LIBOR + 0.270%	2.161(c)	09/04/18	146,000	145,980,582
144A	1.960(n)	06/01/18	79,000	78,863,069
144A, 1 Month LIBOR + 0.300%	2.197(c)	06/20/18	158,000	158,061,462

UBS AG LONDON, 144A,3 Month LIBOR + 0.230%	2.020(c)	11/08/18	12,000	12,010,716
Westpac Banking Corp., 144A	2.145(c)	02/08/19	93,000	92,913,417
Total Commercial Paper (cost $5,595,233,589)				5,595,668,805
Corporate Bonds 1.4%
Auto Manufacturers 0.6%
Toyota Motor Credit Corp. (United States),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.080%	1.965(c)	05/17/18	67,000	67,003,538
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.230%	2.069(c)	08/15/18	17,700	17,709,468
				84,713,006
Beverages 0.7%
PepsiCo, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000%	2.348(c)	10/15/18	108,000	108,006,154
Telecommunications 0.1%
Cisco Systems, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	2.435(c)	06/15/18	20,000	20,010,846
Total Corporate Bonds (cost $212,714,960)				212,730,006
Municipal Bonds 1.0%
Indiana 0.1%
Indiana Finance Auth., Rev., Ascension, E-8 Conv., Rfdg., FRDD (Mandatory put date 05/07/18)	1.770(cc)	11/15/33	16,000	16,000,000
New York 0.2%
Triborough Bridge & Tunnel Auth., Rev., Subser. 2B, Rfdg., FRDD (Mandatory put date 05/07/18)	1.830(cc)	11/15/32	28,035	28,035,000

PGIM Institutional Money Market Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 0.7%
University of Texas Permanent Univ., Fund Syst., Rev., Ser. B, FRDD (Mandatory put date 05/07/18)	1.760%(cc)	08/01/45	82,375	$ 82,375,000
University of Texas System (The), Rev., Subser. G1, Rfdg.	1.760(cc)	08/01/45	21,000	21,000,000
				103,375,000
Total Municipal Bonds (cost $147,410,000)				147,410,000
Repurchase Agreements(m) 7.4%
Amherst Pierpont Securities LLC, 1.72%, dated 04/24/18, due 05/01/18 in the amount of $96,032,107			96,000	96,000,000
1.71%, dated 04/25/18, due 05/02/18 in the amount of $100,033,250			100,000	100,000,000
1.75%, dated 04/30/18, due 05/01/18 in the amount of $150,007,292			150,000	150,000,000
CF Secured LLC, 1.75%, dated 04/30/18, due 05/01/18 in the amount of $150,007,292			150,000	150,000,000
Credit Agricole Corporate & Investment Bank, 1.70%, dated 04/24/18, due 05/01/18 in the amount of $170,056,194			170,000	169,999,915
1.72%, dated 04/30/18, due 05/07/18 in the amount of $130,043,478			130,000	130,000,000
Nomura Securities International, Inc., 1.74%, dated 04/30/18, due 05/01/18 in the amount of $100,004,833			100,000	100,000,000
TD Securities (USA) LLC, 1.74%, dated 04/30/18, due 05/01/18 in the amount of $200,009,667			200,000	200,000,000
Total Repurchase Agreements (cost $1,096,000,000)				1,095,999,915
Time Deposits 2.5%
ABN AMRO Bank NV	1.720	05/02/18	185,000	185,000,000
BNP Paribas SA	1.730	05/01/18	100,000	100,000,000
BNP Paribas SA	1.740	05/04/18	21,000	21,000,000

PGIM Institutional Money Market Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Time Deposits (Continued)
Northern Trust Co.	1.670%	05/01/18	60,962	$ 60,962,000

Total Time Deposits (cost $366,962,000)				366,962,000
U.S. Government Agency Obligations 6.4%
Federal Home Loan Bank	1.560(n)	05/16/18	200,000	199,858,400
Federal Home Loan Bank	1.610(n)	05/30/18	249,000	248,659,119
Federal Home Loan Bank	1.650(n)	06/20/18	500,000	498,798,500

Total U.S. Government Agency Obligations (cost $947,301,755)				947,316,019
U.S. Treasury Obligations 6.3%
U.S. Treasury Bills	1.662(s)	06/07/18	170,000	169,713,674
U.S. Treasury Bills	1.748(s)	07/05/18	168,000	167,469,619
U.S. Treasury Bills	1.758(s)	06/28/18	471,000	469,714,726
U.S. Treasury Bills	1.845(s)	08/02/18	90,000	89,575,064
U.S. Treasury Notes	0.625	06/30/18	37,000	36,930,984

Total U.S. Treasury Obligations (cost $933,366,092)				933,404,067

TOTAL INVESTMENTS 101.1% (amortized cost $14,985,644,896)				14,985,966,505
Liabilities in excess of other assets (1.1)%				(157,712,501)

Net Assets 100.0%				$ 14,828,254,004

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(m)	Repurchase agreements are collateralized by FMAC (coupon rates 2.412%-6.500%, maturity dates 06/01/18-04/01/48), FNMA (coupon rates 2.456%-7.000%, maturity dates 03/01/19-06/01/51), FHLB (coupon rates 0.000%-7.000%, maturity dates 05/03/18-04/01/56), GNMA (coupon rates 3.000%-7.000%, maturity dates 05/15/28-04/20/48), U.S. Treasury Securities (coupon rates 0.000%-5.375%, maturity dates 05/03/18-04/01/56), with the aggregate value, including accrued interest of $2,215,953,690.
(n)	Rate shown is the effective yield at purchase date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM Institutional Money Market Fund
Schedule of Investments as of April 30, 2018 (unaudited) (continued)
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of April 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$ 5,686,475,693	$—
Commercial Paper	—	5,595,668,805	—
Corporate Bonds	—	212,730,006	—
Municipal Bonds	—	147,410,000	—
Repurchase Agreements	—	1,095,999,915	—
Time Deposits	—	366,962,000	—
U.S. Government Agency Obligations	—	947,316,019	—
U.S. Treasury Obligations	—	933,404,067	—
Total	$—	$14,985,966,505	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the quarterly schedule of portfolio holdings:
Exchange:
OTC — Over the counter
Other:
M — Monthly payment frequency for swaps
Q — Quarterly payment frequency for swaps
S — Semiannual payment frequency for swaps
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS — Asset-Backed Security
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRDD — Floating Rate Daily Demand Note
GMTN — Global Medium Term Note
GNMA — Government National Mortgage Association
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuationmethods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The PGIM Institutional Money Market Fund and the PGIM Core Ultra Short Bond Fund may invest up to 5% and the PGIM Core Short-Term Bond Fund may invest up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
The PGIM Core Short-Term Bond Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund, a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    June 25, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date    June 25, 2018

* Print the name and title of each signing officer under his or her signature